Prepaid Expenses and Other Current Assets, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Staff advances	$ 303	$ 243
Prepayment for products	812	785
Advance to OEMs	11,479	3,662
Rental and other deposits	591	1,069
VAT recoverable	2,610	2,189
Loan to third parties		1,469
Receivable from an agent	1,545	6,318
Prepayment for share repurchase	10,048
Others	198	82
Prepaid expenses and other current assets	27,586	15,817
Less: provision	(570)
Total	$ 27,016	$ 15,817